INCOME TAXES (Details Narrative) - USD ($)	Oct. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Noncapital losses	$ 6,357,780	$ 2,541,736	$ 1,467,401
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Noncapital losses	$ 24,000,000